As filed with the Securities and Exchange Commission on May 1, 2017

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202

 (Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  November 30, 2017

Date of reporting period:  February 28, 2017

Item 1. Schedules of Investments.

SEMPER MBS TOTAL RETURN FUND
Schedule of Investments - February 28, 2017 (Unaudited)

	Principal Amount/Shares	Value
ASSET-BACKED SECURITIES - 12.0%
Access Financial Manufactured Housing Contract Trust
Series 1995-1, Class B1, 7.650%, 5/15/21	$325,718	$103,667
American Credit Acceptance Receivables Trust
Series 2015-3, Class C, 4.840%, 10/12/21 (d)	720,000	733,592
Series 2017-1, Class E, 5.440%, 3/13/24 (d)	3,000,000	3,010,389
Business Loan Express
Series 2002-1A, Class A, 1.328%, 7/25/28 (a)(d)	341,283	327,161
Series 2003-1A, Class A, 1.778%, 4/25/29 (a)(d)	560,499	498,703
Series 2003-AA, Class A, 1.720%, 5/15/29 (a)(d)	298,406	243,878
Series 2003-2A, Class A, 1.578%, 1/25/32 (a)(d)	228,891	206,953
Series 2005-1A, Class M, 1.578%, 6/27/33 (a)(d)	391,582	337,940
Cajun Global, LLC
Series 2011-1, Class A2, 5.955%, 2/20/41 (d)	755,727	755,829
California Republic Auto Receivables Trust
Series 2016-2, Class A2, 1.340%, 3/15/19	3,458,293	3,458,276
CIT Equipment Collateral
Series 2014-VT1, Class A3, 1.500%, 10/21/19 (d)	4,839,530	4,841,639
Conn's Receivables Funding LLC
Series 2016-B, Class A, 3.730%, 10/15/18 (d)	2,746,781	2,756,156
Drive Auto Receivables Trust
Series 2016-BA, Class A3, 1.670%, 7/15/19 (d)	5,000,000	5,004,984
DT Auto Owner Trust
Series 2015-3A, Class D, 4.530%, 10/17/22 (d)	2,450,000	2,491,080
FFCA Secured Lending Corp.
Series 1999-2, Class WA1C, 7.850%, 5/18/26 (d)	6,794,434	6,838,360
Series 1999-2, Class B1, 8.270%, 5/18/26 (d)(f)	4,590,000	4,624,425
Ford Credit Floorplan Master Owner Trust A
Series 2014-4, Class A2, 1.120%, 8/15/19 (a)	8,400,000	8,407,269
GLS Auto Receivables Trust
Series 2015-1A, Class C, 9.790%, 10/15/25 (d)	5,575,000	5,676,437
Green Tree Agency Advance Funding Trust I
Series 2016-T1, Class DT1, 4.058%, 10/15/48 (d)(f)	1,670,000	1,658,059
HOA Funding LLC
Series 2015-1A, Class A2, 5.500%, 8/20/44 (d)(f)	4,387,500	4,001,537
Series 2015-1A, Class B, 9.000%, 8/20/44 (d)(f)	2,000,000	1,811,563
Kabbage Funding Resecuritization Trust
Series 2014-1RT, Class A22, 3.522%, 3/8/18 (a)(d)	5,260,000	5,299,518
Series 2014-1RT, Class B2A, 10.772%, 3/8/18 (a)(d)(f)	5,002,500	5,001,132
Nations Equipment Finance Funding II LLC
Series 2014-1A, Class C, 5.227%, 9/20/19 (d)	4,098,795	4,054,943
Navitas Equipment Receivables LLC
Series 2016-1, Class A1, 1.100%, 9/15/17 (d)	2,224,209	2,220,205
Ocwen Master Advance Receivables Trust
Series 2016-T1, Class DT1, 4.246%, 8/17/48 (d)(f)	1,500,000	1,482,564
Series 2016-T2, Class DT2, 4.446%, 8/16/49 (d)(f)	1,000,000	980,673
Skopos Auto Receivables Trust
Series 2015-2A, Class B, 5.710%, 2/15/21 (d)	3,700,000	3,751,029
Series 2015-1A, Class A, 3.100%, 12/15/23 (d)	905,896	903,105
Wells Fargo Dealer Floorplan Master Note Trust
Series 2012-2, Class A, 1.529%, 4/22/19 (a)	5,105,000	5,109,056
Total Asset-Backed Securities (cost $86,868,382)		86,590,122

COLLATERALIZED DEBT OBLIGATIONS - 2.6%
ARCap Resecuritization Trust
Series 2005-1, Class A, 5.450%, 12/21/42 (d)	1,219,613	1,165,602
Centerline REIT, Inc.
Series 2004-RR3, Class B, 5.040%, 9/21/45 (d)	500,000	451,125
ICONS Ltd.
Series 2004-1A, Class CPT2, 1.833%, 9/10/34 (a)(d)(f)	2,633,235	2,304,081
INCAPS Funding I Ltd.
3.055%, 6/1/33 (a)(d)(f)	5,413,178	4,330,543
3.064%, 6/1/33 (a)(d)(f)	829,387	663,510
MM Community Funding III
Series 2002, 3.308%, 5/1/32 (a)(d)(f)	4,931,218	4,290,160
RFT Issuer Ltd.
Series 2015-FL1, Class B, 4.650%, 8/15/30 (a)(d)	2,000,000	2,005,888
Trapeza LLC
Series 2004-7A, Class A1, 1.448%, 1/25/35 (a)(d)(f)	3,016,484	2,624,341
Series 2007-12A, Class A1, 1.295%, 4/6/42 (a)(d)(f)	1,538,423	1,246,122
Total Collateralized Debt Obligations (cost $19,532,044)		19,081,372

COMMERCIAL MORTGAGE-BACKED SECURITIES - AGENCY - 0.0%
Fannie Mae-Aces
Series 2010-M6, Class SA, 5.612%, 9/25/20 (a)(h)	2,062,359	274,434
GNMA REMIC Trust
Series 2012-25, Class IO, 0.734%, 8/16/52 (a)(h)	3,836,605	134,892
Series 2013-173, Class AC, 2.677%, 10/16/53 (a)	25,699	26,235
Total Commercial Mortgage-Backed Securities - Agency (cost $506,287)		435,561

COMMERCIAL MORTGAGE-BACKED SECURITIES - NON-AGENCY - 17.0%
Asset Securitization Corp.
Series 1996-D2, Class B1B, 8.259%, 2/14/29 (a)(d)	221,520	221,892
Banc of America Commercial Mortgage Trust
Series 2006-3, Class AM, 5.874%, 7/10/44 (a)(f)	1,978,913	1,701,865
Bayview Commercial Asset Trust
Series 2004-3, Class M2, 1.778%, 1/25/35 (a)(d)	346,588	314,520
Series 2004-3, Class B1, 2.378%, 1/25/35 (a)(d)	827,652	795,168
Series 2005-1, Class M2, 1.228%, 4/25/35 (a)(d)	404,308	363,869
Series 2005-1A, Class B3, 5.278%, 4/25/35 (a)(d)	1,073,580	1,075,708
Series 2005-3A, Class M1, 1.218%, 11/25/35 (a)(d)	39,585	34,410
Series 2005-3A, Class M2, 1.268%, 11/25/35 (a)(d)	1,583,392	1,342,563
Series 2005-4A, Class A1, 1.078%, 1/25/36 (a)(d)	2,198,605	1,924,754
Series 2006-1A, Class M2, 1.178%, 4/25/36 (a)(d)	454,182	382,854
Series 2006-2A, Class M1, 1.088%, 7/25/36 (a)(d)	551,933	473,673
Series 2006-2A, Class M4, 1.198%, 7/25/36 (a)(d)	980,787	812,232
Series 2006-2A, Class B1, 1.648%, 7/25/36 (a)(d)	379,678	299,951
Series 2007-3, Class A2, 1.061%, 7/25/37 (a)(d)	1,843,141	1,529,289
Series 2007-3, Class M2, 1.111%, 7/25/37 (a)(d)	1,551,783	1,160,567
Bayview Financial Acquisition Trust
Series 2005-A, Class A1, 1.776%, 2/28/40 (a)(d)	3,519,734	2,959,527
Bayview Financial Revolving Asset Trust
Series 2005-E, Class A2A, 1.706%, 12/28/40 (a)(d)	2,658,550	2,187,420
Series 2005-E, Class A1, 1.776%, 12/28/40 (a)(d)	3,407,126	2,821,544
Bear Stearns Commercial Mortgage Securities Trust
Series 2006-PW11, Class D, 5.302%, 3/11/39 (a)(d)	1,800,000	368,022
Series 2005-PW10, Class C, 5.606%, 12/11/40 (a)	7,293,385	6,947,603
CBA Commercial Small Balance Commercial Mortgage
Series 2006-2A, Class A, 5.540%, 1/25/39 (d)(g)	3,505,213	2,642,497
CDGJ Commercial Mortgage Trust
Series 2014-BXCH, Class DPB, 4.620%, 12/15/27 (a)(d)	6,186,300	6,250,191
CFCRE Commercial Mortgage Trust

Series 2015-RUM, Class D, 4.570%, 7/15/30 (a)(d)	2,570,000	2,561,795
Citigroup Commercial Mortgage Trust
Series 2015-SSHP, Class D, 3.817%, 9/15/27 (a)(d)	1,000,000	992,622
CNL Commercial Mortgage Loan Trust
Series 2003-1A, Class A1, 1.270%, 5/15/31 (a)(d)	802,679	725,868
Colony Starwood Homes Trust
Series 2016-2A, Class E, 4.122%, 12/17/33 (a)(d)	3,360,000	3,444,953
COMM Mortgage Trust
Series 2014-FL4, Class D, 3.217%, 7/13/31 (a)(d)	7,571,000	7,494,989
Series 2014-FL5, Class D, 4.770%, 10/15/31 (a)(d)	8,771,000	8,069,970
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-C3, Class J, 4.231%, 5/15/38 (a)(d)	3,381,096	3,263,551
Credit Suisse Mortgage Trust
Series 2016-MFF, Class D, 5.361%, 11/15/33 (a)(d)(f)	5,000,000	5,006,250
Series 2008-C1, Class AJ, 6.061%, 2/15/41 (a)(d)	5,380,000	5,014,786
FirstKey Lending Trust
Series 2015-SFR1, Class E, 4.795%, 3/9/47 (a)(d)	4,722,000	4,455,823
FREMF Mortgage Trust
Series 2015-KF08, Class B, 5.622%, 2/25/22 (a)(d)	2,527,719	2,471,068
Series 2014-KF05, Class B, 4.772%, 9/25/22 (a)(d)	2,797,314	2,753,475
Series 2015-KF12, Class B, 7.872%, 9/25/22 (a)	1,340,223	1,431,149
GCCFC Commercial Mortgage Trust
Series 2005-GG3, Class F, 5.287%, 8/10/42 (a)(d)	3,000,000	2,859,778
GS Mortgage Securities Trust
Series 2014-GSFL, Class D, 4.667%, 7/15/31 (a)(d)	3,854,000	3,883,422
Series 2014-GSFL, Class E, 6.717%, 7/15/31 (a)(d)	1,275,000	1,265,406
GSCCRE Commercial Mortgage Trust
Series 2015-HULA, Class D, 4.520%, 8/15/32 (a)(d)	1,000,000	1,010,481
Invitation Homes Trust
Series 2014-SFR3, Class E, 5.272%, 12/17/31 (a)(d)	5,220,000	5,247,985
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2001-CIBC, Class G, 5.775%, 3/15/33 (d)	424,599	327,326
Series 2016-WPT, Class E, 5.770%, 10/15/33 (a)(d)	4,420,000	4,502,936
Series 2007-LDP12, Class B, 6.062%, 2/15/51 (a)	805,000	582,451
Series 2007-LDP12, Class AJ, 6.062%, 2/15/51 (a)	1,400,000	1,326,374
Lehman Brothers Small Balance Commercial
Series 2005-1A, Class B, 1.728%, 2/25/30 (a)(d)	695,832	572,031
Series 2006-2A, Class M1, 1.068%, 9/25/36 (a)(d)	4,579,000	4,088,222
Series 2006-2A, Class B, 1.678%, 9/25/36 (a)(d)	1,500,000	612,486
Tricon American Homes Trust
Series 2016-SFR1, Class E, 4.878%, 11/17/33 (d)	7,793,000	7,797,313
Wachovia Bank Commercial Mortgage Trust
Series 2006-C28, Class B, 5.672%, 10/15/48 (a)	4,265,000	4,259,331
Total Commercial Mortgage-Backed Securities - Non-Agency (cost $123,022,993)		122,631,960

RESIDENTIAL MORTGAGE-BACKED SECURITIES - AGENCY - 0.3%
FHLMC Structured Pass Through Securities
Series T-048, Class 1A4, 5.538%, 7/25/33	8,177	8,958
Series T-067, Class 1A1C, 3.128%, 3/25/36 (a)	107,891	112,552
FNMA Pool
Series #646948, 7.500%, 6/1/32	16,447	18,653
Series #765657, 3.375%, 1/1/34 (a)	27,062	28,896
Series #745029, 3.041%, 4/1/35 (a)	36,835	39,057
Series #871313, 5.500%, 5/1/36	7,591	7,853
Series #256370, 5.500%, 6/1/36	40,989	44,641
Series #909469, 3.380%, 2/1/37 (a)	53,315	56,582
Series #888534, 5.000%, 8/1/37	46,282	49,174
Series #995851, 6.500%, 10/1/37	43,415	48,265
Series #257138, 5.000%, 3/1/38	39,336	42,061
FNMA REMIC Trust

Series 2001-W4, Class AV1, 1.058%, 2/25/32 (a)	54,230	52,948
Series 2002-W11, Class 2A9, 5.478%, 11/25/32 (g)	215,800	229,350
Series 2003-T2, Class A1, 1.058%, 3/25/33 (a)	60,892	59,600
Series 2007-30, Class ZM, 4.250%, 4/25/37	47,214	50,735
Series 2007-W8, Class 1A5, 6.280%, 9/25/37 (a)	26,906	28,611
Series 2013-53, Class CB, 2.000%, 10/25/40	159,610	156,083
Series 2001-50, Class BA, 7.000%, 10/25/41	25,253	28,823
Series 2003-W2, Class 2A9, 5.900%, 7/25/42	55,602	62,100
Series 2003-W4, Class 2A, 6.383%, 10/25/42 (a)	17,294	20,485
Series 2004-T3, Class 2A, 3.532%, 8/25/43 (a)	95,634	101,651
Series 2004-W9, Class 1A3, 6.050%, 2/25/44	30,496	35,257
Freddie Mac REMIC
Series 2455, Class DK, 6.500%, 5/15/32	15,721	17,768
GNMA I Pool
Series #749337, 2.700%, 1/15/41	94,497	93,406
GNMA II Pool
Series #745378, 5.000%, 6/20/40	68,993	74,514
Series #710061, 4.650%, 12/20/60	49,511	50,576
Series #751746, 4.862%, 6/20/61	57,238	58,939
Series #751409, 4.621%, 7/20/61	59,909	61,975
Series #899223, 3.144%, 9/20/63 (a)	64,941	69,506
Series #898728, 3.316%, 9/20/63 (a)	53,658	58,666
Series #AG8025, 3.129%, 10/20/63 (a)	145,463	156,730
Total Residential Mortgage-Backed Securities - Agency (cost $1,900,122)		1,924,415

RESIDENTIAL MORTGAGE-BACKED SECURITIES - NON-AGENCY - 59.7%
ABN AMRO Mortgage Corp.
Series 2003-13, Class A3, 5.500%, 1/25/34	59,245	59,819
ABSC Long Beach Home Equity Loan Trust
Series 2000-LB1, Class AF5, 8.075%, 9/21/30 (a)	582,183	586,020
ACE Security Corp. Home Equity Loan Trust
Series 2003-NC1, Class M1, 1.948%, 7/25/33 (a)	272,823	264,192
Aegis Asset Backed Securities Trust
Series 2006-1, Class A2, 0.948%, 1/25/37 (a)	2,776,206	2,015,238
AFC Home Equity Loan Trust
Series 1997-3, Class 1A4, 7.470%, 9/27/27 (g)	302,483	301,484
Series 1998-4, Class 2A2, 1.708%, 11/24/28 (a)	457,099	422,642
Series 2000-1, Class 1A, 1.108%, 3/25/30 (a)	60,937	56,966
Series 2000-2, Class 2A, 1.471%, 6/25/30 (a)	723,081	606,632
American Home Mortgage Assets Trust
Series 2006-3, Class 2A11, 1.554%, 10/25/46 (a)	12,101,340	9,774,401
Series 2007-2, Class A1, 0.903%, 3/25/47 (a)	8,348,340	7,090,009
American Home Mortgage Investment Trust
Series 2007-A, Class 13A1, 6.600%, 1/25/37 (d)(g)	284,418	158,295
Series 2004-1, Class 3A, 3.075%, 4/25/44 (a)	148,201	145,243
Amresco Residential Securities Mortgage Loan Trust
Series 1999-1, Class M1, 2.028%, 11/25/29 (a)	1,753,768	1,629,833
Asset Backed Funding Certificates
Series 2002-WF2, Class M2, 2.878%, 2/25/32 (a)	62,979	64,638
Series 2004-AHL1, Class M1, 1.558%, 9/25/33 (a)	5,342,278	4,816,248
Asset Backed Securities Corp. Home Equity Loan Trust
Series 1999-LB1, Class A1F, 7.110%, 6/21/29	2,123,403	2,232,653
Series 2005-HE2, Class M4, 2.008%, 2/25/35 (a)	498,424	293,640
Banc of America Alternative Loan Trust
Series 2004-2, Class 1A1, 6.000%, 3/25/34	6,344,035	6,459,146
Series 2006-4, Class 1A3, 6.000%, 5/25/46	2,624,941	1,896,872
Banc of America Funding Corp.
Series 2009-R15, Class 5A3, 5.500%, 6/26/21 (d)	1,081,677	1,082,074
Series 2004-B, Class 1A1, 2.982%, 12/20/34 (a)	85,844	76,273
Series 2004-C, Class 1B2, 3.194%, 12/20/34 (a)	33,570	33,301

Series 2004-B, Class 3A2, 3.521%, 12/20/34 (a)	1,103,872	560,480
Series 2005-F, Class 1X, 1.752%, 9/20/35 (a)(h)	1,743,409	129,331
Series 2008-R4, Class 1A4, 1.206%, 7/25/37 (a)(d)	3,216,055	2,024,540
Series 2010-R6, Class 3A4, 6.250%, 9/26/37 (d)	961,000	930,708
Series 2010-R6, Class 3A2, 6.250%, 9/26/37 (d)	780,106	783,755
Series 2010-R6, Class 3A3, 6.250%, 9/26/37 (d)	970,000	980,380
Series 2007-5, Class 7A2, 41.080%, 7/25/47 (a)	192,436	380,154
Banc of America Mortgage Securities
Series 2004-7, Class 4A1, 5.000%, 8/25/19	10,914	10,960
Series 2007-4, Class 2A3, 4.715%, 12/26/22 (a)	78,045	76,791
Series 2004-A, Class 3A1, 3.403%, 2/25/34 (a)	32,604	31,540
Series 2004-B, Class 2A1, 3.047%, 3/25/34 (a)	12,781	12,775
Series 2004-2, Class 1A8, 5.500%, 3/25/34	152,254	155,251
Series 2004-I, Class 3A2, 3.264%, 10/25/34 (a)	4,116	4,105
Series 2005-9, Class 1A1, 5.500%, 10/25/35	851,546	838,142
Bayview Financial Acquisition Trust
Series 2006-D, Class 1A5, 5.668%, 12/28/36 (g)	975,851	985,940
Series 2005-C, Class M4, 1.581%, 6/28/44 (a)	3,037,000	2,544,391
Bayview Financial Asset Trust
Series 2007-SR1A, Class A, 1.228%, 3/25/37 (a)(d)	908,212	761,233
Series 2007-SR1A, Class M1, 1.578%, 3/25/37 (a)(d)	571,547	489,576
Series 2007-SR1A, Class M2, 1.678%, 3/25/37 (a)(d)	310,567	263,273
Bear Stearns Adjustable Rate Mortgage Trust
Series 2004-5, Class 2A, 3.516%, 7/25/34 (a)	22,615	22,538
Series 2004-6, Class 2A2, 3.323%, 9/25/34 (a)	277,410	240,891
Series 2004-9, Class 12A2, 3.409%, 11/25/34 (a)	50,375	48,084
Series 2004-8, Class 12A1, 3.744%, 11/25/34 (a)	24,314	22,909
Series 2005-12, Class 24A1, 3.212%, 2/25/36 (a)	146,067	136,290
Bear Stearns ALT-A Trust
Series 2004-11, Class 2A6A, 3.150%, 11/25/34 (a)	511,210	497,108
Series 2004-12, Class 2A4, 3.280%, 1/25/35 (a)	611,667	550,229
Series 2004-12, Class 2A6, 3.298%, 1/25/35 (a)	336,524	309,970
Bear Stearns Asset Backed Securities Trust
Series 2005-CL1, Class A1, 1.105%, 9/25/34 (a)	2,007,320	1,792,163
Series 2005-SD4, Class 1X, 0.527%, 9/25/35 (a)(h)	10,355,819	265,345
Bear Stearns Mortgage Securities, Inc.
Series 1997-6, Class 1A, 6.285%, 3/25/31 (a)	326,037	328,023
Carrington Mortgage Loan Trust
Series 2007-FRE1, Class A2, 0.978%, 2/25/37 (a)	30,960,013	30,530,319
Chase Funding Mortgage Loan Asset-Backed Certificates
Series 2002-2, Class 1A5, 6.333%, 4/25/32 (g)	132,321	134,559
Series 2003-1, Class 1A5, 5.914%, 10/25/32 (g)	107,855	109,534
Chase Mortgage Finance Corp.
Series 2007-A3, Class 1A7, 3.231%, 12/25/37 (a)	482,472	429,873
ChaseFlex Trust
Series 2005-1, Class 2A4, 5.500%, 2/25/35	438,828	390,714
Chevy Chase Mortgage Funding Corp.
Series 2005-1, Class A2, 0.978%, 1/25/36 (a)(d)	423,293	395,509
Series 2005-C, Class A2, 1.051%, 10/25/46 (a)(d)	593,120	461,475
CIT Group Home Equity Loan Trust
Series 2002-1, Class AF5, 7.210%, 2/25/33 (g)	498,960	499,765
Citicorp Mortgage Securities Trust
Series 2006-3, Class 3A1, 5.500%, 6/25/36	219,931	220,928
Series 2006-3, Class 1A18, 6.000%, 6/25/36	285,292	283,962
Series 2007-6, Class 3A1, 5.500%, 7/25/37	133,052	129,878
Series 2007-8, Class 1A4, 6.000%, 9/25/37	643,310	640,403
Citigroup Mortgage Loan Trust
Series 2009-8, Class 6A2, 5.750%, 4/25/23 (a)(d)	967,284	962,611
Series 2004-HYB1, Class A41, 3.209%, 2/25/34 (a)	88,196	85,363
Series 2004-NCM1, Class 2A2, 6.000%, 7/25/34	368,342	390,178

Series 2004-NCM2, Class 1CB1, 5.500%, 8/25/34	5,366,159	5,607,861
Series 2009-11, Class 6A2, 2.121%, 10/25/35 (a)(d)	2,378,709	1,850,637
Series 2009-6, Class 16A2, 6.000%, 3/25/36 (a)(d)	2,243,996	1,874,879
Series 2006-AR5, Class 1A3A, 3.339%, 7/25/36 (a)	239,927	191,498
Series 2007-OPX1, Class A4B, 6.333%, 1/25/37 (g)	209,085	146,461
Series 2007-10, Class 2A3A, 3.539%, 9/25/37 (a)	545,133	453,625
Series 2007-FS1, Class 2A1A, 1.778%, 10/25/37 (a)(d)	4,453,292	3,501,665
CitiMortgage Alternative Loan Trust
Series 2006-A5, Class 3A1, 6.000%, 10/25/36	164,495	137,432
Conseco Finance Home Loan Trust
Series 2000-E, Class B1, 10.260%, 8/15/31 (a)	360,320	388,544
Countrywide Alternative Loan Trust
Series 2003-9T1, Class A7, 5.500%, 7/25/33	601,140	596,862
Series 2003-J2, Class A1, 6.000%, 10/25/33	126,920	131,439
Series 2003-J3, Class 2A1, 6.250%, 12/25/33	16,426	16,863
Series 2004-J2, Class 4A1, 6.000%, 4/25/34	1,304,072	1,320,313
Series 2004-15, Class 2A2, 3.221%, 9/25/34 (a)	884,185	751,695
Series 2004-J8, Class 1A1, 7.000%, 9/25/34	290,602	306,679
Series 2004-J10, Class 1A1, 1.178%, 10/25/34 (a)	213,683	194,418
Series 2008-2R, Class 2A1, 6.000%, 8/25/37	139,796	98,132
Series 2008-2R, Class 3A1, 6.000%, 8/25/37	110,519	90,259
Series 2007-HY5R, Class 2A1B, 2.951%, 3/25/47 (a)	4,659,296	4,482,263
Countrywide Asset-Backed Certificates
Series 2004-S1, Class M1, 5.252%, 2/25/35 (g)	25,892	25,808
Countrywide Home Loans
Series 2003-15, Class 2A1, 5.000%, 6/25/18	291,760	275,082
Series 2003-J8, Class 2A1, 5.000%, 9/25/18	11,156	11,231
Series 2002-19, Class 1A1, 6.250%, 11/25/32	350,273	363,747
Series 2003-37, Class 2A1, 3.172%, 9/25/33 (a)	379,510	366,692
Series 2003-56, Class 9A1, 2.612%, 12/25/33 (a)	97,437	89,085
Series 2004-10, Class A4, 5.250%, 7/25/34	164,000	166,843
Series 2004-12, Class 12A1, 3.122%, 8/25/34 (a)	72,860	68,450
Series 2004-15, Class 3A, 3.159%, 10/20/34 (a)	778,288	670,401
Series 2005-11, Class 1A2, 3.442%, 4/25/35 (a)	559,109	476,361
Series 2005-30, Class A2, 16.697%, 1/25/36 (a)	52,913	66,862
Series 2006-J1, Class 2A1, 5.500%, 2/25/36	1,719,621	1,687,340
Series 2007-HYB1, Class 3A1, 3.186%, 3/25/37 (a)	168,452	135,212
Series 2007-J3, Class A4, 6.000%, 7/25/37	912,933	733,138
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-23, Class 2A8, 4.500%, 10/25/18	15,893	15,915
Series 1997-2, Class A, 7.500%, 6/25/20 (d)	20,334	20,717
Series 2002-10, Class 1M2, 7.000%, 5/25/32 (a)	563,228	550,857
Series 2003-AR9, Class CB1, 2.964%, 3/25/33 (a)	134,742	115,289
Series 2003-AR18, Class 4M3, 3.678%, 7/25/33 (a)	1,219,405	1,064,614
Series 2003-23, Class 5A1, 6.000%, 9/25/33	32,519	33,737
Series 2003-AR26, Class 4A1, 3.127%, 11/25/33 (a)	16,556	16,301
Series 2004-AR1, Class 6M2, 2.378%, 2/25/34 (a)	879,265	750,692
Credit Suisse Mortgage Trust
Series 2007-5R, Class A5, 6.500%, 7/26/36	252,145	140,271
Series 2006-CF3, Class M2, 1.778%, 10/25/36 (a)(d)	3,788,000	3,117,911
Series 2006-9, Class 2A1, 5.500%, 11/25/36	853,513	786,919
Series 2006-9, Class 4A1, 6.000%, 11/25/36	1,072,638	868,522
Series 2006-9, Class 4A13, 6.500%, 11/25/36	2,670,281	2,188,925
Series 2011-6R, Class 4A2, 3.152%, 4/28/37 (a)(d)	719,014	568,274
CSAB Mortgage Backed Trust
Series 2006-2, Class A5A, 6.080%, 9/25/36 (g)	2,915,694	1,872,262
CSMC Mortgage-Backed Trust
Series 2006-3, Class 1A4A, 5.896%, 4/25/36 (g)	2,608,315	1,835,712
Deutsche Alt-A Securities, Inc.
Series 2003-3, Class 4A1, 5.000%, 10/25/18	35,990	36,381

Series 2007-AR3, Class 1A2, 0.988%, 6/25/37 (a)	1,599,712	1,279,908
EquiFirst Mortgage Loan Trust
Series 2005-1, Class M3, 1.498%, 4/25/35 (a)	20,381	18,938
Equity One ABS, Inc.
Series 2001-3, Class AV1, 1.418%, 5/25/32 (a)	1,191,608	985,906
Series 2002-3, Class M1, 6.039%, 11/25/32 (a)	84,956	85,052
Series 2004-3, Class AV2, 1.118%, 7/25/34 (a)	88,445	74,914
Series 2004-3, Class M2, 4.773%, 7/25/34 (g)	1,645,607	1,560,498
First Franklin Mortgage Loan Trust
Series 2003-FF5, Class M3, 3.253%, 3/25/34 (a)	922,884	755,191
First Horizon Alternative Mortgage Securities
Series 2006-AA4, Class 1A1, 3.125%, 7/25/36 (a)	488,970	384,758
First Horizon Mortgage Pass-Through Trust
Series 2004-AR2, Class 1A1, 2.963%, 5/25/34 (a)	40,878	40,605
Series 2006-AR2, Class 1A1, 1.750%, 7/25/36 (a)	68,227	54,574
Series 2006-2, Class 1A7, 6.000%, 8/25/36	101,478	93,031
Series 2006-4, Class 1A11, 6.000%, 2/25/37	257,098	221,460
GMACM Home Equity Loan Trust
Series 2003-HE2, Class A4, 5.120%, 4/25/33 (g)	502,392	505,781
GMACM Mortgage Loan Trust
Series 2003-GH2, Class A4, 5.500%, 10/25/33 (g)	275,822	275,170
GreenPoint Mortgage Funding Trust
Series 2005-AR4, Class 4A1A, 1.391%, 10/25/45 (a)	19,347,696	17,154,185
GS Mortgage Securities Corp.
Series 2008-2R, Class 2A1, 7.500%, 10/25/36 (a)(d)	1,092,939	904,407
GSAA Home Equity Trust
Series 2007-3, Class 2A1B, 0.878%, 3/25/47 (a)	5,082,624	897,455
GSMPS Mortgage Loan Trust
Series 1998-2, Class A, 7.750%, 5/19/27 (a)(d)	128,451	132,819
Series 2006-RP1, Class 1A4, 8.500%, 1/25/36 (d)	540,454	597,011
GSR Mortgage Loan Trust
Series 2006-2F, Class 5A1, 4.500%, 1/25/21	71,387	68,762
Series 2004-4, Class 2A4, 1.078%, 4/25/32 (a)	1,145,074	977,468
Series 2003-7F, Class 5A5, 22.887%, 10/25/32 (a)	33,308	43,810
Series 2004-11, Class 1A1, 3.293%, 9/25/34 (a)	335,037	323,484
Series 2004-8F, Class 2A3, 6.000%, 9/25/34	15,973	16,383
Series 2004-10F, Class 8A3, 6.000%, 9/25/34	58,983	58,955
Series 2004-15F, Class 2A1, 6.000%, 12/25/34	4,800,559	5,111,796
Series 2005-AR2, Class 1A3, 3.577%, 4/25/35 (a)	487,369	376,132
Series 2006-3F, Class 1A2, 5.500%, 3/25/36	83,452	73,959
HarborView Mortgage Loan Trust
Series 2006-2, Class 1A, 3.431%, 2/25/36 (a)	458,477	366,929
Series 2006-3, Class 1A, 3.366%, 6/19/36 (a)	319,620	200,255
HomeBanc Mortgage Trust
Series 2005-4, Class M2, 1.268%, 10/25/35 (a)	1,315,000	982,459
HSI Asset Loan Obligation Trust
Series 2007-1, Class 2A12, 6.500%, 6/25/37	646,925	431,177
IMC Home Equity Loan Trust
Series 1998-3, Class A7, 6.720%, 8/20/29 (g)	1,321,924	1,342,664
Impac CMB Trust
Series 2002-9F, Class A1, 5.216%, 12/25/32 (g)	458,666	461,746
Series 2003-11, Class 2A1, 1.618%, 10/25/33 (a)	61,242	57,646
Series 2004-8, Class 3A, 1.598%, 8/25/34 (a)	132,777	123,819
Series 2004-4, Class 1A3, 1.618%, 9/25/34 (a)	7,814	7,532
Series 2004-6, Class M3, 1.828%, 10/25/34 (a)	455,831	403,295
Series 2004-5, Class 1M4, 2.428%, 10/25/34 (a)	526,226	469,602
Series 2005-4, Class 2B1, 3.253%, 5/25/35 (a)	425,382	428,145
IndyMac INDX Mortgage Loan Trust
Series 2004-AR10, Class 2A1, 1.578%, 5/25/34 (a)	62,329	57,802
Series 2004-AR9, Class 1A, 3.276%, 11/25/34 (a)	409,534	375,167

Series 2005-AR25, Class 1A21, 3.266%, 12/25/35 (a)	663,725	525,526
Series 2006-AR25, Class 6A1, 3.288%, 9/25/36 (a)	142,575	137,748
Interstar Millennium Trust
Series 2005-1G, Class A, 1.351%, 12/8/36 (a)	42,389	40,952
Irwin Home Equity
Series 2004-A, Class M2, 2.653%, 1/25/34 (a)	204,077	202,959
Series 2006-3, Class 2A4, 5.900%, 9/25/37 (g)	108,264	109,310
JP Morgan Mortgage Trust
Series 2004-A2, Class 2A1, 3.001%, 5/25/34 (a)	35,770	35,958
Series 2005-A3, Class 11A4, 3.297%, 6/25/35 (a)	41,146	40,280
Series 2007-A1, Class 2A3, 3.192%, 7/25/35 (a)	820,940	734,540
JP Morgan Resecuritization Trust
Series 2014-3, Class 3A1, 0.839%, 9/26/36 (a)(d)	2,677,719	2,480,909
Lavender Trust
Series 2010-RR6A, Class A3, 5.500%, 9/26/35 (d)	62,907	62,742
Lehman Home Equity Loan Trust
Series 1998-1, Class A1, 7.000%, 5/25/28	23,904	5,718
Lehman Mortgage Trust
Series 2005-3, Class 1A3, 5.500%, 1/25/36	28,109	23,317
Series 2006-2, Class 4A1, 5.000%, 4/25/36	361,065	361,633
Series 2006-8, Class 2A1, 1.198%, 12/25/36 (a)	3,022,311	1,148,359
Series 2007-5, Class PO1, 0.000%, 6/25/37 (e)(i)	119,743	93,985
Series 2007-8, Class 3A1, 7.250%, 9/25/37	5,858,851	2,909,039
Series 2007-9, Class AP, 0.000%, 10/25/37 (e)(i)	212,456	160,547
Lehman Structured Securities Corp.
Series 2002-GE1, Class A, 0.000%, 7/26/24 (a)(d)	89,586	72,286
Lehman XS Trust
Series 2006-14N, Class 2A, 0.978%, 9/25/46 (a)	10,210,778	8,511,532
Long Beach Mortgage Loan Trust
Series 2004-5, Class A5, 1.338%, 9/25/34 (a)	538,422	505,493
Series 2006-WL3, Class 2A4, 1.078%, 1/25/36 (a)	24,925,000	18,214,343
MASTR Adjustable Rate Mortgages Trust
Series 2003-2, Class 1A1, 3.750%, 7/25/33 (a)	26,506	27,389
Series 2004-1, Class 1A1, 3.050%, 1/25/34 (a)	23,908	23,651
Series 2004-8, Class 7A1, 3.226%, 9/25/34 (a)	12,359	12,143
Series 2004-15, Class 6A1, 1.108%, 12/25/34 (a)	322,402	277,101
MASTR Alternative Loans Trust
Series 2002-2, Class 1A1, 7.250%, 10/25/32	143,741	150,608
Series 2004-4, Class 11A1, 6.000%, 3/25/34	1,724,691	1,750,106
Series 2004-8, Class 8A1, 6.000%, 7/25/34	64,819	66,008
Series 2006-1, Class A2, 1.478%, 2/25/36 (a)	5,595,563	3,267,288
MASTR Asset Backed Securities Trust
Series 2003-WMC2, Class M5, 4.588%, 8/25/33 (a)	681,049	653,803
Series 2004-WMC1, Class M2, 2.503%, 2/25/34 (a)	153,241	155,422
MASTR Asset Securitization Trust
Series 2003-4, Class 3A1, 4.750%, 5/25/18	10,984	11,004
Series 2003-5, Class 1A1, 5.500%, 6/25/33	20,050	20,187
Series 2003-7, Class 4A44, 5.250%, 9/25/33	24,491	24,821
Series 2003-7, Class 4A8, 5.250%, 9/25/33	703,701	743,609
Series 2006-2, Class 2A2, 1.278%, 6/25/36 (a)	3,383,267	1,962,416
MASTR Specialized Loan Trust
Series 2007-2, Class M1, 1.628%, 5/25/37 (a)(d)(f)	9,097,000	909,700
Merrill Lynch Mortgage Backed Securities Trust
Series 2007-1, Class 2A1, 3.379%, 4/25/37 (a)	563,159	487,987
Merrill Lynch Mortgage Investors Trust
Series 2003-G, Class B1, 2.622%, 1/25/29 (a)(d)	575,372	456,310
Series 2003-A2, Class 2M1, 3.647%, 3/25/33 (a)	68,278	57,908
MESA Trust Asset Backed Certificates
Series 2001-5, Class A, 1.578%, 12/25/31 (a)(d)	14,515	13,652
Series 2002-3, Class M2, 5.654%, 10/18/32 (a)(d)	16,168	16,236

Series 2002-1, Class B1, 4.031%, 2/18/33 (a)(d)	746,145	757,097
MLCC Mortgage Investors, Inc.
Series 2003-F, Class A3, 2.710%, 10/25/28 (a)	21,251	21,053
Series 2005-1, Class 2A3, 2.923%, 4/25/35 (a)	246,632	220,456
Series 2007-3, Class 1A2, 3.190%, 9/25/37 (a)	167,190	151,828
Morgan Stanley Mortgage Loan Trust
Series 2004-6AR, Class 5A, 2.959%, 8/25/34 (a)	73,522	69,707
Series 2004-7AR, Class 1A, 3.241%, 9/25/34 (a)	48,079	45,620
Series 2007-14AR, Class 5A1, 3.020%, 11/25/37 (a)	3,012,771	1,734,157
New Century Alternative Mortgage Loan Trust
Series 2006-ALT2, Class AF2, 5.290%, 10/25/36 (a)	259,496	136,653
New Residential Mortgage Loan Trust
Series 2014-1A, Class B1IO, 1.046%, 1/25/54 (a)(d)(h)	433,347	18,613
Nomura Asset Acceptance Corp.
Series 2001-R1A, Class A, 6.822%, 2/19/30 (a)(d)	342,550	335,642
Series 2003-A1, Class A1, 5.500%, 5/25/33	6,666	6,798
Series 2004-AP1, Class A5, 5.605%, 3/25/34 (g)	1,114,612	1,122,419
Series 2004-R1, Class A2, 7.500%, 3/25/34 (d)	987,997	960,615
Series 2005-AP3, Class A3, 5.318%, 8/25/35 (a)	515,122	322,048
Series 2006-AR1, Class 3A, 3.449%, 2/25/36 (a)	1,610,679	1,409,496
Series 2006-AF1, Class 5A, 3.904%, 6/25/36 (a)	957,866	839,506
Oakwood Mortgage Investors, Inc.
Series 2002-A, Class A1, 1.020%, 9/15/17 (a)	187,773	172,739
Option One Mortgage Loan Trust
Series 2007-HL1, Class 2A2, 1.028%, 2/25/38 (a)	670,022	546,453
PAMEX Mortgage Trust
Series 1999-A, Class M2, 2.471%, 7/25/29 (a)(d)(f)	89,771	74,103
PHH Alternative Mortgage Trust
Series 2007-2, Class 3A1, 6.000%, 5/25/37	1,575,934	1,399,591
PNC Mortgage Securities Corp.
Series 1999-10, Class DB1, 7.744%, 11/25/29 (a)	121,554	128,599
Prime Mortgage Trust
Series 2005-5, Class 1A1, 7.000%, 7/25/34	632,088	604,528
Series 2005-5, Class 1A3, 8.000%, 7/25/34	129,185	127,116
Series 2005-5, Class 2A4, 5.500%, 11/25/35	16,837	15,923
Series 2007-2, Class A2, 6.000%, 4/25/37	3,662,647	2,726,227
Provident Bank Home Equity Loan Trust
Series 2000-1, Class A1, 1.298%, 3/25/30 (a)	657,484	544,334
RAAC Series Trust
Series 2004-SP1, Class AI3, 6.118%, 3/25/34 (g)	20,255	20,735
Series 2005-RP3, Class M3, 3.278%, 5/25/39 (a)(d)	5,768,000	4,034,494
RBSGC Mortgage Pass-Through Certificates
Series 2008-B, Class A1, 6.000%, 6/25/37 (d)	328,130	283,807
RBSSP Resecuritization Trust
Series 2009-7, Class 9A3, 5.000%, 9/26/36 (d)	2,070,847	1,249,602
Series 2009-7, Class 6A2, 0.000%, 10/26/36 (a)(d)	1,073,392	688,424
Residential Accredit Loans, Inc.
Series 2005-QA11, Class 3A1, 3.742%, 10/25/35 (a)	3,514,504	2,067,685
Residential Asset Mortgage Products, Inc.
Series 2001-RS3, Class AI5, 5.700%, 10/25/31 (a)	192,623	194,961
Series 2002-RS1, Class AI5, 5.749%, 1/25/32 (a)	133,097	136,468
Series 2002-SL1, Class AI3, 7.000%, 6/25/32	11,850	12,264
Series 2004-RS8, Class MII2, 2.503%, 8/25/34 (a)	1,013,975	820,661
Residential Asset Securities Corp.
Series 2001-KS3, Class AI5, 6.980%, 9/25/31 (a)	1,337,703	1,349,710
Series 2004-KS9, Class AI6, 4.620%, 10/25/34 (a)	191,375	171,349
Residential Asset Securitization Trust
Series 2004-A6, Class A1, 5.000%, 8/25/19	126,682	127,495
Residential Funding Mortgage Securities I, Inc.
Series 2004-S9, Class 1A23, 5.500%, 12/25/34	2,470,784	2,485,483

Series 2005-SA3, Class 1A, 3.287%, 8/25/35 (a)	465,074	366,626
Series 2006-S5, Class A4, 0.000%, 6/25/36 (e)(i)	122,496	85,778
Series 2007-S5, Class AP, 0.000%, 5/25/37 (e)(i)	663,748	470,730
Residential Funding Mortgage Securities II, Inc.
Series 2001-HI3, Class AI7, 7.560%, 7/25/26 (g)	5,386	5,375
Residential Funding Securities Corp.
Series 2002-RP1, Class A1, 1.638%, 3/25/33 (a)(d)	1,006,579	946,507
Series 2003-RP2, Class M2, 4.528%, 7/25/41 (a)(d)	825,503	841,716
SACO I Trust
Series 2005-1, Class M2, 1.828%, 3/25/35 (a)(d)	287,491	257,592
Salomon Brothers Mortgage Securities VII
Series 2002-CIT1, Class M3, 2.953%, 3/25/32 (a)	355,102	320,864
Saxon Asset Securities Trust
Series 2001-2, Class AF5, 5.306%, 3/25/29 (g)	882,922	904,106
Series 2000-2, Class BV2, 2.871%, 7/25/30 (a)	1,553,769	1,600,337
Series 2002-1, Class AF5, 6.342%, 12/25/30 (g)	137,566	140,497
Security National Mortgage Loan Trust
Series 2004-2, Class AV, 1.428%, 11/25/34 (a)(d)	1,094,302	966,549
Series 2004-2A, Class AF3, 5.772%, 11/25/34 (a)(d)	460,140	458,604
Series 2007-1, Class 2A, 1.121%, 4/25/37 (a)(d)	1,840,170	1,654,159
Southern Pacific Secured Assets Corp.
Series 1998-1, Class A6, 7.080%, 3/25/28 (a)	311,736	312,539
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-8, Class 2A2, 3.229%, 7/25/34 (a)	313,348	310,237
Series 2004-12, Class 1A3, 3.089%, 9/25/34 (a)	509,482	492,015
Series 2005-4, Class 1A1, 3.087%, 3/25/35 (a)	103,580	89,602
Series 2005-21, Class 3A1, 3.118%, 11/25/35 (a)	151,191	121,167
Structured Asset Investment Loan Trust
Series 2003-BC9, Class M1, 1.828%, 8/25/33 (a)	141,263	137,589
Structured Asset Securities Corp.
Series 2004-SC1, Class A, 8.245%, 12/25/29 (a)(d)	114,186	122,071
Series 2002-14A, Class 1A1, 3.907%, 7/25/32 (a)	466,175	450,626
Series 2003-24A, Class 5A, 3.243%, 7/25/33 (a)	230,758	226,330
Series 2003-29, Class 3A1, 4.885%, 9/25/33 (a)	40,397	40,206
Series 2003-34A, Class 3A6, 3.127%, 11/25/33 (a)	147,457	140,647
Series 2004-4XS, Class A3A, 5.500%, 2/25/34 (g)	1,768,915	1,808,611
Series 2005-1, Class 7A6, 5.500%, 2/25/35	933,770	902,504
Series 2007-GEL1, Class A3, 1.078%, 1/25/37 (a)(d)	1,720,000	765,083
SunTrust Adjustable Rate Mortgage Loan Trust
Series 2007-1, Class 1A1, 3.538%, 2/25/37 (a)	385,965	322,495
Terwin Mortgage Trust
Series 2004-4SL, Class B3, 6.633%, 3/25/34 (a)(d)	808,728	737,331
Series 2004-7HE, Class A3, 1.478%, 7/25/34 (a)(d)	374,825	352,579
Series 2004-7HE, Class M1, 1.628%, 7/25/34 (a)(d)	349,778	324,785
Series 2004-16SL, Class B1, 5.053%, 10/25/34 (a)(d)	858,684	830,088
Series 2004-11HE, Class B1, 3.278%, 10/25/35 (a)	626,035	676,739
Truman Capital Mortgage Loan Trust
Series 2002-1, Class M2, 3.553%, 11/25/31 (a)(d)	1,399,105	1,381,994
Vericrest Opportunity Loan Trust
Series 2016-NPL3, Class A1, 4.250%, 3/26/46 (d)(g)	12,905,721	12,987,493
VOLT L LLC
Series 2016-NPL10, Class A1, 3.500%, 9/25/46 (d)(g)	13,339,057	13,307,667
VOLT LI LLC
Series 2016-NPL11, Class A1, 3.500%, 10/25/46 (d)(g)	5,418,645	5,395,672
VOLT LIV LLC
Series 2017-NPL1, Class A1, 3.500%, 2/25/47 (d)(g)	10,000,000	10,075,000
VOLT NPL X LLC
Series 2014-NPL8, Class A1, 3.375%, 10/26/54 (d)(g)	2,297,717	2,297,061
VOLT XLI LLC
Series 2016-NPL1, Class A1, 4.250%, 2/26/46 (d)(g)	5,932,809	5,970,465

VOLT XLII LLC
Series 2016-NPL2, Class A1, 4.250%, 3/26/46 (d)(g)	12,589,793	12,725,680
VOLT XLIV LLC
Series 2016-NPL4, Class A1, 4.250%, 4/25/46 (d)(g)	12,418,099	12,496,813
VOLT XLV LLC
Series 2016-NPL5, Class A1, 4.000%, 5/25/46 (d)(g)	7,904,302	7,950,822
VOLT XLVI LLC
Series 2016-NPL6, Class A1, 3.844%, 6/25/46 (d)(g)	13,767,448	13,840,131
VOLT XLVII LLC
Series 2016-NPL7, Class A1, 3.750%, 6/25/46 (d)(g)	7,336,259	7,341,760
VOLT XXV LLC
Series 2015-NPL8, Class A1, 3.500%, 6/26/45 (d)(g)	5,738,205	5,751,791
VOLT XXVI LLC
Series 2014-NPL6, Class A1, 3.125%, 9/25/43 (d)(g)	1,095,385	1,097,557
VOLT XXXIII LLC
Series 2015-NPL5, Class A1, 3.500%, 3/25/55 (d)(g)	7,416,337	7,448,745
VOLT XXXIV LLC
Series 2015-NPL7, Class A1, 3.250%, 2/25/55 (d)(g)	162,199	162,131
VOLT XXXIX LLC
Series 2015-NPL13, Class A1, 4.125%, 10/25/45 (d)(g)	2,337,617	2,354,471
VOLT XXXV
Series 2016-NPL9, Class A1, 3.500%, 9/25/46 (d)(g)	12,585,389	12,539,589
VOLT XXXV LLC
Series 2015-NPL9, Class A1, 3.500%, 6/26/45 (d)(g)	2,004,667	2,004,705
VOLT XXXVI LLC
Series 2015-NPL10, Class A1, 3.625%, 7/25/45 (d)(g)	4,145,109	4,148,881
Wachovia Mortgage Loan Trust, LLC
Series 2005-B, Class 1A1, 3.207%, 10/20/35 (a)	403,584	351,208
WaMu Mortgage Pass-Through Certificates
Series 2002-S8, Class 2A7, 5.250%, 1/25/18	13,778	13,865
Series 2001-AR3, Class 2A, 1.540%, 11/25/41 (a)	1,696,967	1,609,792
Series 2002-AR9, Class 2A, 1.849%, 7/25/42 (a)	216,753	204,387
Washington Mutual Asset-Backed Certificates
Series 2007-HE2, Class 2A1, 0.878%, 2/25/37 (a)	22,587,656	9,322,486
Washington Mutual Mortgage Pass-Through Certificates
Series 2007-4, Class 1A5, 7.000%, 6/25/37	7,949,815	4,832,300
Washington Mutual MSC Mortgage Pass-Through Certificates
Series 2002-AR1, Class 1A1, 2.781%, 11/25/30 (a)	27,416	27,512
Series 2004-RA1, Class 2A, 7.000%, 3/25/34	20,923	22,929
Series 2004-RA3, Class 2A, 6.314%, 8/25/38 (a)	34,587	36,553
Wells Fargo Alternative Loan Trust
Series 2002-1, Class 1A1, 6.250%, 8/25/32	879,242	870,976
Series 2003-1, Class 1A2, 5.750%, 9/25/33	4,263,343	4,349,039
Series 2007-PA4, Class 1A1, 3.328%, 7/25/37 (a)	3,000,538	2,412,109
Wells Fargo Mortgage Backed Securities Trust
Series 2008-1R, Class A2, 3.057%, 6/26/35 (a)(d)	299,549	284,211
Series 2005-7, Class A2, 5.250%, 9/25/35	225,372	223,287
Total Residential Mortgage-Backed Securities - Non-Agency (cost $439,047,803)		431,570,041

U.S. GOVERNMENT AGENCIES - 3.0%
FNMA TBA
3.500%, 3/15/41 (b)	10,500,000	10,764,140
FHLMC TBA
3.500%, 3/15/42 (b)	10,500,000	10,762,090
Total U.S. Government Agencies (cost $21,453,223)		21,526,230

PRIVATE PLACEMENT PARTICIPATION AGREEMENTS - 0.1%
BasePoint - BP SLL Trust, Series SPL-IV
10.000%, 5/31/19 (f)(j)	933,757	933,757
Total Private Placement Participation Agreements (cost $933,757)		933,757

SHORT-TERM INVESTMENTS - 9.7%
First American Government Obligations Fund - Class Z, 0.45% (c)	69,808,021	69,808,021
Total Short-Term Investments (cost $69,808,021)		69,808,021

Total Investments (cost $763,072,632) - 104.4%		754,501,479
Liabilities less Other Assets - (4.4)%		(31,720,571)
TOTAL NET ASSETS - 100.0%		$722,780,908

(a)	Variable rate security. Rate shown reflects the rate in effect at February 28, 2017.
(b)	Security purchased on a when-issued basis. As of February 28, 2017, the total cost of investments purchased on a when-issued basis was $21,453,223 or 3.0% of total net assets.
(c)	Rate shown is the 7-day annualized yield as of February 28, 2017.
(d)	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other "qualified institutional buyers." The Fund's investment adviser has determined that such a security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust. As of February 28, 2017, the value of these investments was $379,181,407 or 52.5% of total net assets.
(e)	Security is a zero coupon bond. Zero coupon bonds are issued at a substantial discount from their value at maturity.
(f)	Security valued at fair value using methods determined in good faith by or at the direction of the
Board of Trustees of Advisors Series Trust.
(g)	Step-up bond; the interest rate shown is the rate in effect as of February 28, 2017.
(h)	Interest only security.
(i)	Principal only security.
(j)	Agreement is illiquid. The Fund cannot sell or otherwise transfer this agreement without prior written approval of Basepoint - BP SLL Trust, Series SPL-IV. As of February 28, 2017, the value of this investment was
$933,757 or 0.1% of total net assets.
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
FREMF - Freddi Mac K Series
GNMA - Government National Mortgage Association
REMIC - Real Estate Mortgage Investment Conduit
TBA - To Be Announced

SEMPER SHORT DURATION FUND
Schedule of Investments - February 28, 2017 (Unaudited)

	Principal Amount/Shares	Value
ASSET-BACKED SECURITIES - AGENCY - 0.6%
Small Business Administration Participation Certificates
Series 2009-P10A, Class 1, 4.727%, 2/10/19	$68,532	$71,450
Series 2009-10E, Class 1, 3.080%, 9/1/19	76,856	77,697
Series 2009-10B, Class 1, 4.233%, 9/10/19	113,551	116,185
Series 2012-10E, Class 1, 0.980%, 9/1/22	233	230
Total Asset-Backed Securities - Agency (cost $261,657)		265,562

ASSET-BACKED SECURITIES - NON-AGENCY - 14.9%
Blue Virgo Trust
Series 2015-1A, Class NOTE, 3.000%, 12/15/22 (c)(d)	444,902	443,790
Business Loan Express
Series 2003-1A, Class A, 1.778%, 4/25/29 (a)(c)	135,638	120,683
BXG Receivables Note Trust
Series 2010-A, Class B, 7.500%, 3/2/26 (c)	302,857	303,119
Conn's Receivables Funding LLC
Series 2016-B, Class A, 3.730%, 10/15/18 (c)	241,855	242,680
DT Auto Owner Trust
Series 2015-3A, Class A, 1.660%, 3/15/19 (c)	23,519	23,520
Series 2015-3A, Class D, 4.530%, 10/17/22 (c)	140,000	142,347
Exeter Automobile Receivables Trust
Series 2014-1A, Class C, 3.570%, 7/15/19 (c)	655,000	657,977
GLS Auto Receivables Trust
Series 2016-1A, Class A, 2.730%, 10/15/20 (c)	305,051	303,907
Green Tree Agency Advance Funding Trust I
Series 2016-T1, Class DT1, 4.058%, 10/15/48 (c)(d)	150,000	148,928
Hilton Grand Vacations Trust
Series 2014-AA, Class A, 1.770%, 11/25/26 (c)	420,564	415,874
Kabbage Funding Resecuritization Trust
Series 2014-1RT, Class A22, 3.522%, 3/8/18 (a)(c)	420,000	423,155
LEAF Receivables Funding LLC
Series 2013-1, Class E2, 6.000%, 9/15/21 (c)	241,000	245,368
Sierra Auto Receivables Securitization Trust
Series 2016-1A, Class A, 2.850%, 1/18/22 (c)	319,683	321,692
Skopos Auto Receivables Trust
Series 2015-2A, Class B, 5.710%, 2/15/21 (c)	500,000	506,896
SLM Private Credit Student Loan Trust
Series 2003-C, Class A5, 2.930%, 9/15/32 (a)	550,000	545,574
Series 2003-C, Class A4, 2.940%, 9/15/32 (a)	200,000	198,391
Series 2003-C, Class A3, 2.949%, 9/15/32 (a)	400,000	396,781
South Carolina Student Loan Corp.
Series 2013-1, Class A, 1.278%, 1/25/41 (a)	242,711	240,023
Trafigura Securitisation Finance PLC
Series 2014-1A, Class A, 1.720%, 10/15/18 (a)(c)	390,000	389,527
Westgate Resorts LLC
Series 2015-1A, Class A, 2.750%, 5/20/27 (c)	340,034	336,952
XXIII Capital Financing 1 PLC

Series 2016-1, Class A, 3.732%, 6/30/21 (d)	290,200	290,200
Total Asset-Backed Securities - Non-Agency (cost $6,656,240)		6,697,384

COLLATERALIZED DEBT OBLIGATIONS - 1.3%
Colony Mortgage Capital Ltd.
Series 2015-FL3, Class A, 2.727%, 9/5/32 (a)(c)(d)	112,422	112,422
Trapeza LLC
Series 2004-7A, Class A1, 1.448%, 1/25/35 (a)(c)(d)	254,402	221,330
Series 2007-12A, Class A1, 1.295%, 4/6/42 (a)(c)(d)	307,685	249,225
Total Collateralized Debt Obligations (cost $587,181)		582,977

COLLATERALIZED LOAN OBLIGATIONS - 6.8%
Apidos CLO XI
Series 2012-11A, Class AR, 2.463%, 1/17/28 (a)(c)	190,000	190,715
ARES CLO Ltd.
Series 2012-2A, Class AR, 2.308%, 10/12/23 (a)(c)	798,889	800,134
Battalion CLO Ltd.
Series 2007-1A, Class D, 3.173%, 7/14/22 (a)(c)	250,000	250,308
Brentwood CLO Corp.
Series 2006-1A, Class A1B, 1.304%, 2/1/22 (a)(c)	186,883	186,532
Global Leveraged Capital Credit Opportunity Fund
Series 2006-1A, Class C, 2.030%, 12/20/18 (a)(c)	35,575	35,533
Hillmark Funding Ltd.
Series 2006-1A, Class A1, 1.302%, 5/21/21 (a)(c)	164,827	164,215
Rockwall CDO II Ltd.
Series 2007-1A, Class A1LB, 1.584%, 8/1/24 (a)(c)	250,000	248,719
Rosedale CLO Ltd.
Series 2006-1A, Class D1, 2.793%, 7/24/21 (a)(c)	500,000	494,476
Westchester CLO Ltd.
Series 2007-1A, Class A1A, 1.259%, 8/1/22 (a)(c)	93,479	93,153
Series 2007-1X, Class A1A, 1.259%, 8/1/22 (a)	92,286	92,159
Westwood CDO II Ltd.
Series 2007-2X, Class A2, 1.388%, 4/25/22 (a)	500,000	498,517
Total Collateralized Loan Obligations (cost $3,047,463)		3,054,461

COMMERCIAL MORTGAGE-BACKED SECURITIES - AGENCY - 0.0%
GNMA REMIC Trust
Series 2010-14, Class QP, 6.000%, 12/20/39	6,275	6,476
Series 2009-4, Class IO, 0.390%, 1/16/49 (a)(i)	386,331	7,717
Total Commercial Mortgage-Backed Securities - Agency (cost $11,569)		14,193

COMMERCIAL MORTGAGE-BACKED SECURITIES - NON-AGENCY - 22.5%
Banc of America Large Loan
Series 2010-UB4, Class A4B, 5.108%, 12/20/41 (a)(c)(d)	26,420	26,419
Bayview Commercial Asset Trust
Series 2004-1, Class M1, 1.338%, 4/25/34 (a)(c)	377,672	353,861
Bear Stearns Commercial Mortgage Securities Trust
Series 2005-PW10, Class C, 5.606%, 12/11/40 (a)	434,600	413,996
Series 2004-PWR6, Class F, 5.671%, 11/11/41 (a)(c)	550,200	571,670
Series 2004-PWR5, Class F, 5.483%, 7/11/42 (a)(c)	191,495	195,695
CFCRE Commercial Mortgage Trust
Series 2015-RUM, Class A, 2.470%, 7/15/30 (a)(c)	490,000	491,171
Series 2015-RUM, Class B, 2.920%, 7/15/30 (a)(c)	500,000	492,432
Cherrywood SB Commercial Mortgage Loan Trust

Series 2016-1A, Class AFL, 3.428%, 3/25/49 (a)(c)(d)	451,152	452,280
CNL Commercial Mortgage Loan Trust
Series 2003-1A, Class A1, 1.270%, 5/15/31 (a)(c)	220,448	199,353
COMM Mortgage Trust
Series 2014-FL4, Class C, 2.717%, 7/13/31 (a)(c)	62,349	61,832
Series 2014-FL4, Class D, 3.217%, 7/13/31 (a)(c)	430,000	425,683
Series 2014-FL5, Class B, 2.920%, 10/15/31 (a)(c)	450,000	452,108
Series 2000-C1, Class G, 6.850%, 8/15/33 (a)(c)	125,117	123,655
Credit Suisse Mortgage Trust
Series 2006-OMA, Class B1, 5.466%, 5/15/23 (c)	530,000	560,227
DLJ Commercial Mortgage Trust
Series 1998-CF1, Class B6, 6.410%, 2/15/31 (c)	291,278	282,048
FREMF Mortgage Trust
Series 2013-KF02, Class C, 4.778%, 12/25/45 (a)(c)	361,005	365,322
Invitation Homes Trust
Series 2014-SFR1, Class B, 2.272%, 6/17/31 (a)(c)	90,000	90,112
Series 2014-SFR2, Class B, 2.372%, 9/17/31 (a)(c)	1,000,000	1,001,997
Series 2014-SFR3, Class E, 5.272%, 12/17/31 (a)(c)	290,000	291,555
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2014-FL5, Class D, 4.270%, 7/15/31 (a)(c)	200,000	194,282
Lehman Brothers Small Balance Commercial
Series 2005-1A, Class B, 1.728%, 2/25/30 (a)(c)	154,209	126,772
Series 2007-3A, Class 2A3, 6.150%, 10/25/37 (a)(c)	31,474	31,753
Morgan Stanley Capital I Trust
Series 2005-IQ9, Class AJ, 4.770%, 7/15/56	72,548	72,281
Morgan Stanley Re-REMIC Trust
Series 2012-XA, Class A, 2.000%, 7/27/49 (c)(d)	116,268	116,152
Progress Residential Trust
Series 2016-SFR2, Class C, 2.972%, 1/20/34 (a)(c)	220,000	220,412
RBSCF Trust
Series 2009-RR2, Class WBB, 5.975%, 2/21/51 (a)(c)	620,000	620,963
Silver Bay Realty Trust
Series 2014-1, Class B, 2.222%, 9/17/31 (a)(c)	500,000	496,908
SWAY Residential Trust
Series 2014-1, Class E, 5.072%, 1/17/32 (a)(c)	510,000	510,913
Tricon American Homes Trust
Series 2015-SFR1, Class B, 2.422%, 5/17/32 (a)(c)	260,000	260,242
Velocity Commercial Capital Loan Trust
Series 2014-1, Class A, 2.778%, 9/25/44 (a)(c)	194,053	191,716
Series 2015-1, Class AFL, 3.201%, 6/25/45 (a)(c)(d)	259,968	260,618
Series 2016-1, Class AFL, 3.228%, 4/25/46 (a)(c)	203,564	206,307
Total Commercial Mortgage-Backed Securities - Non-Agency (cost $10,179,716)		10,160,735

RESIDENTIAL MORTGAGE-BACKED SECURITIES - AGENCY - 5.0%
FDIC Guaranteed Notes Trust
Series 2010-S2, Class 2A, 2.570%, 7/29/47 (c)	176,315	176,386
FHLMC
Series 129, Class H, 8.850%, 3/15/21	12,660	13,685
Series 3845, Class NA, 3.250%, 4/15/25	12,620	12,662
Series 3823, Class GA, 3.500%, 1/15/26	13,729	14,240
Series 3834, Class GA, 3.500%, 3/15/26	21,028	21,917
Series 4024, Class KP, 2.000%, 3/15/42	157,278	157,818
Series 4135, Class BQ, 2.000%, 11/15/42	97,562	94,803

Series T-62, Class 1A1, 1.796%, 10/25/44 (a)	282,628	285,514
FNMA
Series Pool #382521, 7.500%, 7/1/18	373,871	378,138
Series 2010-137, Class MC, 3.000%, 10/25/38	52,399	52,516
Series 2013-14, Class PB, 1.000%, 3/25/43	210,168	193,538
FNMA Grantor Trust
Series 2004-T5, Class AB7, 1.398%, 5/28/35 (a)	559,589	504,167
GNMA
Series 2008-55, Class WT, 5.433%, 6/20/37 (a)	22,280	24,074
Series 2009-75, Class LC, 4.000%, 10/20/38	7,440	7,567
Series 2010-144, Class DK, 3.500%, 9/16/39	134,303	136,693
Series 2010-150, Class GD, 2.500%, 9/20/39	57,655	57,277
Series 2013-H10, Class FA, 1.172%, 3/20/63 (a)	131,739	130,960
Total Residential Mortgage-Backed Securities - Agency (cost $2,270,821)		2,261,955

RESIDENTIAL MORTGAGE-BACKED SECURITIES - NON-AGENCY - 20.7%
Aames Mortgage Trust
Series 2002-2, Class A2, 5.000%, 3/25/33 (h)	13,061	13,043
Accredited Mortgage Loan Trust
Series 2002-2, Class A3, 1.778%, 1/25/33 (a)	239,916	214,072
Series 2003-2, Class A3, 1.518%, 10/25/33 (a)	80,474	73,209
Amortizing Residential Collateral Trust
Series 2002-BC4, Class A, 1.358%, 7/25/32 (a)	12,688	12,157
Series 2002-BC6, Class A1, 1.418%, 8/25/32 (a)	24,532	23,999
AMRESCO Residential Securities Corp. Mortgage Loan Trust
Series 1998-2, Class A5, 7.300%, 2/25/28 (h)	300,916	301,784
Series 1998-3, Class A7, 1.258%, 7/25/28 (a)	150,057	139,761
Argent Securities, Inc.
Series 2003-W7, Class M2, 3.403%, 3/25/34 (a)	38,963	38,320
Series 2004-W9, Class A2, 1.418%, 6/26/34 (a)	157,778	150,146
Banc of America Mortgage Securities, Inc.
Series 2004-5, Class 4A1, 4.750%, 6/25/19	37,812	37,869
Series 2004-4, Class 1A12, 5.500%, 5/25/34	104,000	105,836
Series 2004-K, Class 4A1, 3.329%, 12/25/34 (a)	21,485	20,924
Bayview Financial Acquisition Trust
Series 2006-D, Class 1A5, 5.668%, 12/28/36 (h)	256,159	258,808
BCAP LLC Trust
Series 2012-RR3, Class 2A5, 2.476%, 5/26/37 (a)(c)	64,835	65,004
BCMSC Trust
Series 1999-B, Class A3, 7.180%, 12/15/29 (a)	87,332	38,909
Bear Stearns Asset Backed Securities Trust
Series 2003-AC5, Class A2, 5.500%, 10/25/33 (h)	6,057	6,219
Series 2005-CL1, Class A1, 1.105%, 9/25/34 (a)	763,953	682,068
Bear Stearns Mortgage Securities, Inc.
Series 1997-6, Class 1A, 6.285%, 3/25/31 (a)	74,822	75,278
CDC Mortgage Capital Trust
Series 2003-HE4, Class A1, 1.398%, 3/25/34 (a)	465,452	402,592
Centex Home Equity Loan Trust
Series 2003-A, Class AF4, 4.250%, 12/25/31 (h)	41,635	41,747
Series 2002-D, Class AF6, 4.660%, 12/25/32 (a)	1,706	1,726
COLT Funding LLC
Series 2016-1, Class A2, 3.500%, 5/25/46 (c)	303,905	305,642
ContiMortgage Home Equity Loan Trust
Series 1997-1, Class M1, 7.420%, 3/15/28 (a)	279,267	282,891

Countrywide Alternative Loan Trust
Series 2004-J3, Class 1A1, 5.500%, 4/25/34	59,847	60,978
Series 2005-64CB, Class 1A7, 5.500%, 12/25/35	42,590	44,489
Countrywide Home Loans
Series 2004-J1, Class 1A1, 4.500%, 1/25/19	2,829	2,844
Countywide Asset-Backed Certificates
Series 2004-BC1, Class M2, 2.383%, 1/25/34 (a)	9,115	8,702
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-6, Class 5A1, 4.500%, 9/25/19	94,650	94,051
Credit-Based Asset Servicing and Securitization
Series 2003-CB1, Class AF, 3.950%, 1/25/33 (h)	9	9
Delta Funding Home Equity Loan Trust
Series 1997-2, Class A7, 1.198%, 6/25/27 (a)	30,170	28,743
Equity One Mortgage Pass-Through Trust
Series 2004-2, Class AV2, 1.278%, 7/25/34 (a)	322,239	259,905
Fannie Mae Grantor Trust
Series 2004-T5, Class AB4, 1.442%, 5/28/35 (a)	597,661	508,567
GMACM Home Equity Loan Trust
Series 2001-HE2, Class 1A1, 1.218%, 12/25/26 (a)	113,328	123,863
Series 2003-HE2, Class A5, 4.590%, 4/25/33 (h)	8,180	8,208
GMACM Mortgage Loan Trust
Series 2003-GH2, Class A4, 5.500%, 10/25/33 (h)	128,380	128,077
GSAA Trust
Series 2004-3, Class M1, 6.220%, 4/25/34 (h)	15,207	13,789
GSMPS Mortgage Loan Trust
Series 2005-RP1, Class 1A2, 7.500%, 1/25/35 (c)	49,169	55,060
HSI Asset Securitization Corp. Trust
Series 2006-OPT2, Class 2A4, 1.068%, 1/25/36 (a)	17,509	17,503
Impac CMB Trust
Series 2002-9F, Class A1, 5.216%, 12/25/32 (h)	314,286	316,397
Series 2002-9F, Class M1, 5.867%, 12/25/32 (h)	47,080	47,489
Irwin Home Equity Loan Trust
Series 2005-1, Class M1, 5.920%, 6/25/35 (h)	203,905	206,416
MASTR Alternative Loan Trust
Series 2003-2, Class 5A1, 5.500%, 3/25/18	154,204	154,615
MASTR Asset Securitization Trust
Series 2003-6, Class 8A1, 5.500%, 7/25/33	46,813	48,013
Series 2003-7, Class 4A44, 5.250%, 9/25/33	71,433	72,395
Mellon Residential Funding Corp. Mortgage Pass-Through Trust
Series 1999-TBC3, Class A2, 2.610%, 10/20/29 (a)	117,957	116,261
RASC Trust
Series 2005-KS8, Class M3, 1.258%, 8/25/35 (a)	100,000	97,071
RBSSP Resecuritization Trust
Series 2009-2, Class 4A1, 3.024%, 5/26/37 (a)(c)	3,522	3,528
Residential Asset Mortgage Products, Inc.
Series 2004-RS8, Class MII1, 1.678%, 8/25/34 (a)	274,370	264,114
Residential Asset Securitization Trust
Series 2003-A5, Class A2, 5.500%, 6/25/33	87,754	89,194
Residential Funding Mortgage Securities II, Inc.
Series 2003-HI4, Class AI5, 6.260%, 2/25/29 (h)	129,796	132,910
Specialty Underwriting & Residential Finance Trust
Series 2003-BC3, Class A, 1.478%, 8/25/34 (a)	233,018	191,537
Structured Asset Mortgage Investments, Inc.
Series 2006-AR3, Class 24A1, 2.945%, 5/25/36 (a)	295,274	165,570

Structured Asset Securities Corp.
Series 2003-31A, Class 2A1, 2.978%, 10/25/33 (a)	474,326	478,737
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-S2, Class M1A, 1.753%, 12/25/33 (a)	55,765	54,545
Series 2003-S2, Class M1F, 5.370%, 12/25/33 (h)	167,296	167,074
Series 2004-4XS, Class A3A, 5.500%, 2/25/34 (h)	175,267	179,201
UCFC Home Equity Loan
Series 1998-D, Class MF1, 6.905%, 4/15/30	7,276	7,379
Verus Securitization Trust
Series 2017-1A, Class A3, 3.716%, 1/25/47 (c)(d)(h)	275,000	274,994
VOLT XLII LLC
Series 2016-NPL2, Class A1, 4.250%, 3/26/46 (c)(h)	477,569	482,724
VOLT XLIV LLC
Series 2016-NPL4, Class A1, 4.250%, 4/25/46 (c)(h)	408,180	410,768
VOLT XXXV LLC
Series 2015-NPL9, Class A1, 3.500%, 6/26/45 (c)(h)	170,196	170,199
VOLT XXXVI LLC
Series 2015-NPL10, Class A1, 3.625%, 7/25/45 (c)(h)	354,485	354,807
WaMu Mortgage Pass-Through Certificates
Series 2002-AR2, Class A, 1.849%, 2/27/34 (a)	53,234	52,465
Washington Mutual MSC Mortgage Pass-Through Certificates
Series 2003-MS2, Class 5A1, 5.750%, 2/25/33	148,378	150,931
Total Residential Mortgage-Backed Securities - Non-Agency (cost $9,350,998)		9,336,126

U.S. TREASURY NOTES - 6.1%
U.S. Treasury Note
0.875%, 4/15/17	1,750,000	1,750,915
0.625%, 11/30/17	1,000,000	998,672
Total U.S. Treasury Notes (cost $2,751,204)		2,749,587

PRIVATE PLACEMENT PARTICIPATION AGREEMENTS - 2.1%
BasePoint - BP SLL Trust, Series SPL-IV
10.000%, 5/31/19 (d)(e)	233,439	233,439
BasePoint - BP SLL Trust, Series SPL-III
9.500%, 12/31/19 (d)(f)	215,472	215,472
BasePoint - BP SLL Trust, Series SPL-IV
9.500%, 12/31/19 (d)(g)	500,000	500,000
Total Private Placement Participation Agreements (cost $948,911)		948,911

SHORT-TERM INVESTMENTS - 25.9%
MONEY MARKET FUND - 9.5%
First American Government Obligations Fund - Class Z, 0.45% (b)	4,292,973	4,292,973
Total Money Market Fund (cost $4,292,973)

U.S. GOVERNMENT AGENCIES - 13.5%
Federal Home Loan Bank Discount Notes
0.390%, 3/20/17 (j)	$1,750,000	1,749,640
0.530% , 5/5 /17 (j)	1,750,000	1,748,325
0.530%, 5/19/17 (j)	1,300,000	1,298,488
0.560%, 7/17/17 (j)	1,300,000	1,297,209
Total U.S. Government Agencies (cost $6,093,115)		6,093,662
U.S. TREASURY BILLS - 2.9%
U.S. Treasury Bill, 0.51%, 6/15/17 (j)	1,300,000	1,298,047
Total U.S. Treasury Bills (cost $1,298,125)		1,298,047

Total Short-Term Investments (cost $11,684,213)	11,684,682
Total Investments (cost $47,749,973) - 105.9%	47,756,573
Liabilities less Other Assets - (5.9)%	(2,663,069)
TOTAL NET ASSETS - 100.0%	$45,093,504

(a)	Variable rate security. Rate shown reflects the rate in effect at February 28, 2017.
(b)	Rate shown is the 7-day annualized yield as of February 28, 2017.
(c)	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other "qualified institutional buyers." The Fund's investment adviser has determined that such a security is liquid in accordance with the liquidity guidelines approved by the Board of Trustees of Advisors Series Trust. As of February 28, 2017, the value of these investments was $20,046,747 or 44.5% of total net assets.
(d)	Security valued at fair value using methods determined in good faith by or at the direction of the
Board of Trustees of Advisors Series Trust.
(e)	Agreement is illiquid. The Fund cannot sell or otherwise transfer this agreement without prior written approval of BasePoint - BP SLL Trust, Series SPL-IV. As of February 28, 2017, the value of this investment was $233,439 or 0.5% of total net assets.
(f)	Agreement is illiquid. The Fund cannot sell or otherwise transfer this agreement without prior written approval of BasePoint - BP SLL Trust, Series SPL-III. As of February 28, 2017, the value of this investment was $215,472 or 0.5% of total net assets.
(g)	Agreement is illiquid. The Fund cannot sell or otherwise transfer this agreement without prior written approval of BasePoint - BP SLL Trust, Series SPL-IV. As of February 28, 2017, the value of this investment was $500,000 or 1.1% of total net assets.
(h)	Step-up bond; the interest rate shown is the rate in effect as of February 28, 2017.
(i)	Interest only security.
(j)	Rate shown is the discount rate at February 28, 2017.
FDIC - Federal Deposit Insurance Corporation
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
FREMF - Freddi Mac K Series
GNMA - Government National Mortgage Association
REMIC - Real Estate Mortgage Investment Conduit

Semper Funds
Notes to the Schedule of Investments
February 28, 2017 (Unaudited)

Note 1 – Securities Valuation

The Semper Funds’ (the “Funds”) investments in securities are carried at their fair value.  Each Fund computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Mortgage- and Asset-Backed Securities: Mortgage- and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal.  These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models.  The pricing models for these securities usually consider tranche-level attributes, estimated cash flows and market-based yield spreads for each tranche, current market data and incorporate deal collateral performance, as available.  Mortgage- and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as level 2 of the fair value hierarchy.

U.S. Government Securities: U.S. Government securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data.  Certain securities are valued principally using dealer quotations.  U.S. Government securities are typically categorized in level 2 of the fair value hierarchy.

U.S. Government Agency Securities: U.S. Government agency securities are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs.  Agency issued debt securities are generally valued in a manner similar to U.S. Government securities.  Mortgage pass-throughs include to-be-announced (“TBAs”) securities and mortgage pass-through certificates.  TBA securities and mortgage pass-throughs are generally valued using dealer quotations.  These securities are typically categorized in level 2 of the fair value hierarchy.

Other Debt Securities:  Other debt securities, including corporate and municipal bonds, are valued at their mean prices furnished by an independent pricing service using valuation methods that are designed to represent fair value. These valuation methods can include matrix pricing and other analytical pricing models, market transactions, and dealer-supplied valuations. The pricing service may consider yields or recently executed transactions of investments with comparable quality, type of issue, coupon maturity and rating, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer.  Most debt securities are categorized in level 2 of the fair value hierarchy.

Investment Companies: Investments in open-end mutual funds are valued at their net asset value per share and are typically categorized in level 1 of the fair value hierarchy.

Short-Term Securities: Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices.  To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board) has delegated day-to-day valuation issues to a Valuation Committee of Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Funds’ administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of February 28, 2017:

MBS Total Return Fund	Level 1	Level 2	Level 3	Total
Fixed Income
Asset-Backed Securities	$-	$67,030,169	$19,559,953	$86,590,122
Collateralized Debt Obligations	-	3,622,615	15,458,757	19,081,372
Commercial Mortgage-Backed Securities - Agency	-	435,561	-	435,561
Commercial Mortgage-Backed Securities – Non-Agency	-	115,923,845	6,708,115	122,631,960
Residential Mortgage-Backed Securities - Agency	-	1,924,415	-	1,924,415
Residential Mortgage-Backed Securities – Non-Agency	-	430,586,238	983,803	431,570,041
U.S. Government Agencies	-	21,526,230	-	21,526,230
Total Fixed Income	-	640,921,957	42,710,628	683,759,701
Private Placement Participation Agreements	-	-	933,757	933,757
Short-Term Investments	69,808,021	-	-	69,808,021
Total Investments	$69,808,021	$640,921,957	$43,644,385	$754,501,479

Short Duration Fund	Level 1	Level 2	Level 3	Total
Fixed Income
Asset-Backed Securities - Agency	$-	$265,562	$-	$265,562
Asset-Backed Securities – Non-Agency	-	5,814,466	882,918	6,697,384
Collateralized Debt Obligations	-	-	582,977	582,977
Collateralized Loan Obligations	-	3,054,461	-	3,054,461
Commercial Mortgage-Backed Securities - Agency	-	14,193	-	14,193
Commercial Mortgage-Backed Securities – Non-Agency	-	9,305,266	855,469	10,160,735
Residential Mortgage-Backed Securities - Agency	-	2,261,955	-	2,261,955
Residential Mortgage-Backed Securities – Non-Agency	-	9,061,132	274,994	9,336,126
U.S. Treasury Notes	-	2,749,587	-	2,749,587
Total Fixed Income	-	32,526,622	2,596,358	35,122,980
Private Placement Participation Agreements	-	-	948,911	948,911
U.S. Government Agencies	-	6,093,662	-	6,093,662
U.S. Treasury Bills	-	1,298,047	-	1,298,047
Money Market Fund	4,292,973	-	-	4,292,973
Total Investments	$4,292,973	$39,918,331	$3,545,269	$47,756,573

Refer to the Funds’ schedule of investments for additional information. Transfers between levels are recognized at February 28, 2017, the end of the reporting period.  The Funds’ recognized no transfers to/from Level 1 or Level 2.

The following is a reconciliation of the Semper MBS Total Return Fund’s level 3 investments for which significant unobservable inputs were used in determining value.

	Asset- Backed Securities	Collateralized Debt Obligations	Commercial MBS - Non-Agency
Balance as of November 30, 2016	$16,458,673	$20,684,773	$11,453,719
Accrued discounts/premiums	5,902	63,627	41,205
Realized gain/(loss)	1,477	85,262	495,074
Change in unrealized appreciation/ (depreciation)	(14,998)	330,205	411,445
Purchases	3,131,399	-	-
Sales	(22,500)	(5,705,110)	(4,826,603)
Transfers in and/or out of Level 3	-	-	(866,725)

Balance as of February 28, 2017	$19,559,953	$15,458,757	$6,708,115

(Continued)	Residential MBS - Non- Agency	Private Placement Participation Agreements

Balance as of November 30, 2016	$1,074,383	$1,267,526
Accrued discounts/premiums	377	-
Realized gain/(loss)	-	-
Change in unrealized appreciation/ (depreciation)	(90,957)	-
Purchases	-	-
Sales	-	(333,769)
Transfers in and/or out of Level 3	-	-

Balance as of February 28, 2017	$983,803	$933,757

The change in unrealized appreciation/(depreciation) for level 3 securities still held at February 28, 2017, and still classified as level 3 was $318,285.

The following is a reconciliation of the Semper Short Duration Fund’s level 3 investments for which significant unobservable inputs were used in determining value.

	Investments in Securities, at Value
	Asset- Backed Securities – Non-Agency	Collateralized Debt Obligations	Commercial MBS Non- Agency

Balance as of November 30, 2016	$1,165,162	$1,029,936	$958,787
Accrued discounts/premiums	(13)	4,134	(1)
Realized gain/(loss)	46	12,647	121
Change in unrealized appreciation/(depreciation)	4,226	17,984	497
Purchases	-	-	-
Sales	(41,135)	(481,724)	(103,935)
Transfers in and/or out of Level 3	(245,368)	-	-

Balance as of February 28, 2017	$882,918	$582,977	$855,469

(Continued)	Residential MBS - Non- Agency	Private Placement Participation Agreements

Balance as of November 30, 2016	$121,236	$316,881
Accrued discounts/premiums	(16)	-
Realized gain/(loss)	(108)	-
Change in unrealized appreciation/(depreciation)	277	-
Purchases	488,415	744,711
Sales	(29,168)	(112,681)
Transfers in and/or out of Level 3	(305,642)	-

Balance as of February 28, 2017	$274,994	$948,911

The change in unrealized appreciation/(depreciation) for level 3 securities still held at February 28, 2017, and still classified as level 3 was $28,484.

Transfers from level 3 to level 2 are a result of the availability of current market data provided by the Funds’ primary pricing services which utilize observable inputs.  The Funds’ primary pricing services were unable to provide a valuation for 22 other securities held on February 28, 2017.  The Valuation Committee utilized indicative market quotations or broker quotes received from a broker-dealer considered by the Funds’ adviser to be a market participant.  The underlying inputs which support the broker quotes utilized by the Valuation Committee are not observable.  In addition, a primary pricing service provided a valuation for one security held in the MBS Total Return Fund and two securities held in the Short Duration Fund which were based on a single broker quote.

Significant unobservable valuation inputs for the private placement participation agreements categorized as level 3 securities in the MBS Total Return Fund as of February 28, 2017, are as follows:

Investments in Securities	Value at 2/28/17	Valuation Technique(s)	Unobservable Input	Input Values
Private Placement Participation Agreements – BasePoint - BP SLL Trust, Series SPL-IV	$933,757	Discounted Cash Flows	Fixed loan participation valued at par based on deal cash flow, illiquidity and short maturity.
This loan participation has an expected 10% yield for a 3 year term (2 years remaining), appropriate given the asset’s strong credit quality offset by illiquidity.  This loan participation is part of a senior secured credit facility backed by a series of pools of unsecured consumer loan receivables, originated by LoanMe, Inc., a specialty finance company that directly originates and services high interest‐bearing unsecured consumer loans and unsecured small business loans.  Repayment of principal at par is ahead of schedule with another 15% paid down in Q1 2017. Overcollateralization, strong fundamentals of loan cash flows support a continued price of par.

Significant unobservable valuation inputs for the private placement participation agreements categorized as level 3 securities in the Short Duration Fund as of February 28, 2017, are as follows:

Investments in Securities	Value at 2/28/17	Valuation Technique(s)	Unobservable Input	Input Values
Private Placement Participation Agreements – BasePoint - BP SLL Trust, Series SPL-IV	$233,439	Discounted Cash Flows	Fixed loan participation valued at par based on deal cash flow, illiquidity and short maturity.
This loan participation has an expected 10% yield for a 3 year term ( 2 years remaining), appropriate given the asset’s strong credit quality offset by illiquidity.  This loan participation is part of a senior secured credit facility backed by a series of pools of unsecured consumer loan receivables, originated by LoanMe, Inc., a specialty finance company that directly originates and services high interest‐bearing unsecured consumer loans and unsecured small business loans.  Repayment of principal at par is ahead of schedule with another 15% paid down in Q1. Overcollateralization, strong fundamentals of loan cash flows support a continued price of par.

Private Placement Participation Agreements – BasePoint - BP SLL Trust, Series SPL-III	$215,472	Discounted Cash Flows	Fixed loan participation valued at par based on deal cash flow, illiquidity and short maturity.
This senior loan participation has an expected 9.5% yield for a 3 year term, appropriate given the asset’s strong credit quality offset by illiquidity.  This loan participation is part of a senior secured credit facility backed by a series of pools of small business loans originated by LoanMe, Inc., a specialty finance company that directly originates and services high interest‐bearing unsecured consumer loans and unsecured small business loans.  Repayment of principal at par is on schedule at about 5% per month. Financial strength of the sponsor, overcollateralization, strong fundamentals of loan cash flows support a price of par.

Private Placement Participation Agreements – BasePoint - BP SLL Trust, Series SPL-IV	$500,000	Discounted Cash Flows	Fixed loan participation valued at par based on deal cash flow, illiquidity and short maturity.
This senior loan participation has an expected 9.5% yield for a 3 year term, appropriate given the asset’s strong credit quality offset by illiquidity.  This loan participation is part of a senior secured credit facility backed by a series of pools of small business loans originated by LoanMe, Inc., a specialty finance company that directly originates and services high interest‐bearing unsecured consumer loans and unsecured small business loans.  Repayment of principal begins 12/2017 at 100. Financial strength of the sponsor, overcollateralization, strong fundamentals of loan cash flows support a price of par.

Note 2 – Illiquid Securities

A security may be considered illiquid if it lacks a readily available market.  Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by a Fund.  Illiquid securities may be valued under methods approved by the Funds’ Board of Trustees as reflecting fair value.  Each Fund intends to hold no more than 15% of its net assets in illiquid securities.  At February 28, 2017, the MBS Total Return Fund had investments in illiquid securities with a total value of $933,757 or 0.1% of total net assets and the Short Duration Fund had investments in illiquid securities with a total value of $948,911 or 2.1% of total net assets.

Information concerning these illiquid securities in the Funds is as follows:

MBS Total Return Fund
	PAR	Dates Acquired	Cost Basis
BasePoint - BP SLL Trust, Series SPL-IV	$933,757	6/16	$933,757

Short Duration Fund
	PAR	Dates Acquired	Cost Basis
BasePoint - BP SLL Trust, Series SPL-IV	$233,439	6/16	$233,439
BasePoint - BP SLL Trust, Series SPL-III	215,472	12/16	215,472
BasePoint - BP SLL Trust, Series SPL-IV	500,000	12/16	500,000

Note 3 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at February 28, 2017 was as follows*:

MBS Total Return Fund

Cost of investments	$763,072,632

Gross unrealized appreciation	$5,863,465
Gross unrealized depreciation	(14,434,618)
Net unrealized depreciation	$(8,571,153)

Short Duration Fund

Cost of investments	$47,749,973

Gross unrealized appreciation	$257,809
Gross unrealized depreciation	(251,209)
Net unrealized appreciation	$6,600

 *Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Funds’ previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)* /s/ Douglas G. Hess
              Douglas G. Hess, President

Date  4/20/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
 Douglas G. Hess, President

Date   4/20/2017

By (Signature and Title)* /s/ Cheryl L. King
 Cheryl L. King, Treasurer

Date   4/20/2017
* Print the name and title of each signing officer under his or her signature.